Tax Effects of Significant Temporary Differences (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Deductible temporary differences:
Allowance for loan losses	$ 133.3	5,935.0	6,068.8
Unrealized loss on securities available for sale	62.3	2,771.1	47.7
Investments, others	5.5	244.6	409.7
Derivatives			142.5
Employee benefits	36.0	1,603.4	1,195.1
Others	48.2	2,148.2	1,768.7
Deferred tax asset	285.3	12,702.3	9,632.5
Taxable temporary differences:
Property and equipment	22.3	993.9	1,250.1
Loan origination cost	16.0	713.2	546.6
Derivatives	3.3	148.6
Intangible assets	47.8	2,126.9	3,046.0
Deferred tax liability	89.4	3,982.6	4,842.7
Net deferred tax (asset) liability	$ (195.9)	(8,719.7)	(4,789.8)